Troubled Debt Restructuring (Detail) Number in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($) Number
Commercial
Financing Receivable, Modifications [Line Items]
Number of Contracts | Number	2
Pre- Modification Outstanding Recorded Investment	$ 40
Post-Modification Outstanding Recorded Investment	40
Interest Only	0
Term	40
Combination	0
Total Modification	$ 40
Commercial real estate
Financing Receivable, Modifications [Line Items]
Number of Contracts | Number	3
Pre- Modification Outstanding Recorded Investment	$ 208
Post-Modification Outstanding Recorded Investment	188
Interest Only	0
Term	188
Combination	0
Total Modification	$ 188